Subsequent Events (Details Narrative) (10-K) - USD ($)					1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 17, 2020	Apr. 09, 2020	Apr. 09, 2020	Mar. 27, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues						$ 1,016,776	$ 1,800,000	$ 1,324,240	$ 8,346,858	$ 7,883,115
Debt principal amount						424,615	424,615		424,615
Proceeds from notes						500,000			1,635,000	180,000
Proceeds from warrants								$ 2,565,638	2,613,965
Note [Member] | Investor [Member]
Debt principal amount				$ 500,000
Total amount in exchange for loans				$ 1,000,000
Debt interest rate				8.00%
Securities Purchase Agreement [Member]
Proceeds from initial offering					$ 100,000
Debt principal amount							$ 750,000		$ 750,000
Debt conversion price per share							$ 0.40		$ 0.40
Proceeds from notes							$ 505,424
Proceeds from warrants							$ 244,576
Subsequent Event [Member]
Warrants exercise price per share	$ 0.015
Subsequent Event [Member] | Bill Horne [Member]
Salary reduction per month	$ 0
Salary increase per month	18,750
Salary per annum	225,000
Subsequent Event [Member] | Investor [Member]
Debt principal amount		$ 500,000	$ 500,000
Subsequent Event [Member] | Note [Member] | Investor [Member]
Debt principal amount		$ 500,000	500,000
Total amount in exchange for loans			$ 1,000,000
Debt interest rate		8.00%	8.00%
Debt instrument, maturity date description		The two Notes are structured to convert into a larger offering of convertible debentures with a group of investors led by affiliates of the Investor, which is expected to close in the next thirty days. There can be no assurance that such offering will be consummated or that the Notes will convert.
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member]
Proceeds from initial offering	$ 2,812,445
Debt interest rate	12.00%
Promissory notes, value	$ 2,812,445
Promissory note, maturity date	Oct. 31, 2020
Number of fully diluted shares outstanding	3,000,000
Preferred stock, offering price	$ 3,600,000
Debt conversion price per share	$ 0.01279
Percentage of warrants to purchase aggregate number of common shares	200.00%
Proceeds from warrants	$ 1,000,000
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member] | Michael Yurkowsky [Member]
Proceeds from notes	25,000
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member] | FWHC Bridge, LLC [Member]
Promissory notes, value	1,535,570
Loan amount by lender	$ 1,000,000
Percentage of warrants to purchase aggregate number of common shares	100.00%